Cover	Oct. 05, 2021
Cover [Abstract]
Entity Registrant Name	IMAGEWARE SYSTEMS, INC.
Entity Central Index Key	0000941685
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 05, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-15757
Entity Tax Identification Number	33-0224167
Entity Address Address Line 1	11440 W. Bernardo Court
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92127
City Area Code	858
Local Phone Number	673-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	IWSY